Business Combination (Details 3) - USD ($)	Nov. 22, 2016	Jan. 02, 2016
Current liabilities
Accounts payable	$ 54,036
El Toro [Member]
Current Assets
Prepaid assets		$ 34,287
Property and equipment		1,271,617
Deposits		38,669
Total assets acquired		1,344,573
Current liabilities
Checks written in excess of bank balance		3,434
Accounts payable		68,145
Accounts payable - related party		55,249
Deferred rent		24,147
Accrued expenses		1,566
Accrued interest - related party		122,582
Subordinated notes payable to members		700,826
Long-term debt		1,300,000
Net liabilities acquired		$ (931,376)